RECENT DEVELOPMENTS	6 Months Ended
Jun. 30, 2020
RECENT DEVELOPMENTS [Abstract]
RECENT DEVELOPMENTS

NOTE 3 - RECENT DEVELOPMENTS

In November 2019, Panasonic Corporation announced it will sell its fully-owned subsidiary, Panasonic Semiconductor Solution Co., Ltd (“PSCS”), which holds 49% in TPSCo, to Nuvoton Technology Corporation, a Taiwan-based semiconductor company, which is an affiliate of Winbond Electronics Corporation. The transaction is subject to regulatory and / or other approvals and has not yet closed.

In May 2020, the Company received approval of its shelf prospectus filed in Israel, to serve as a platform for future possible issuance of securities. No decision has been made to date with respect to any specific type of securities to be issued or its timing, if any.